Note 5 - Transactions With Related Parties (Details Textual) - USD ($)							12 Months Ended
	Mar. 29, 2019	Jan. 01, 2019	Jan. 02, 2018	Sep. 01, 2017	Mar. 27, 2017	Jan. 12, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018	Nov. 24, 2017
Due from Related Parties, Current, Total								$ 75,000
Proceeds from Related Party Debt								26,152,000	$ 3,148,000
Due to Related Parties, Current, Total							16,592,000	4,223,000
Central Mare [Member]
Due from Related Parties, Current, Total							$ 0	51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in shares)							0
Related Party Transaction, Amounts of Transaction							$ 326,000	2,366,000	2,375,000
Central Mare [Member] | Amortization of Awarded Shares [Member]
Related Party Transaction, Amounts of Transaction							34,000	34,000	25,000
Chief Executive Officer [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction					$ 1,500,000
Proceeds from Related Party Debt			$ 2,250,000
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction								8,901,000	5,605,000
Management Fees Per Vessel Per Day							$ 541
Related Party Chartering Commission Percentage							1.25%
Related Party Sale or Purchase Commission Percentage							1.00%
Relate Party Financing Commission Percentage							0.20%
Related Party, Supervision Services Fee, Percentage							7.00%
Related Party Transaction Term (Year)							5 years
Due to Related Parties, Current, Total							$ 0	2,366,000
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day							595
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Management Fees Per Vessel Per Day							328
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction								958,000	$ 454,000
Central Shipping Inc [Member]
Related Party Transaction, Amounts of Transaction							4,152,000
Management Fees Per Vessel Per Day		$ 500
Related Party Chartering Commission Percentage		1.25%
Related Party Sale or Purchase Commission Percentage		1.00%
Relate Party Financing Commission Percentage		0.20%
Related Party, Supervision Services Fee, Percentage		7.00%
Related Party Transaction Term (Year)		5 years
Due to Related Parties, Total							621,000
Central Shipping Inc [Member] | Technical Management Fee [Member]
Related Party Transaction, Amounts of Transaction							985,000
Management Fees Per Vessel Per Day		$ 550
Family Trading [Member]
Due to Related Parties, Total								1,806,000
Stock Issued During Period, Shares, Transfer of Liabilities (in shares)						8
Family Trading [Member] | Due to Related Parties [Member]
Dividends Payable							1,621,000
Family Trading [Member] | Interest Payable [Member]
Due to Related Parties, Total								301,000
Family Trading [Member] | Commitment Fees Payable [Member]
Due to Related Parties, Total								5,000
Family Trading [Member] | Arrangement Fees Payable [Member]
Due to Related Parties, Total								1,500,000
Immediate Family Member of Management or Principal Owner [Member] | Family Trading [Member] | Revolving Credit Facility [Member]
Stock Issued During Period, Shares, New Issues (in shares)	27,129								0.2
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Controlling Interest, Ownership Percentage											90.00%
Affiliated Entity [Member] | M/T Eco Holmby Hills and M/T Eco Palm Springs [Member]
Controlling Interest, Ownership Percentage											50.00%
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Due to Related Parties, Total							$ 14,350,000
Equity Method Investment, Ownership Percentage										10.00%
Central Ship Chartering [Member]
Related Party Chartering Commission Percentage				1.25%
Charter Term (Year)				3 years
Charter Rate Per Day				$ 14,750
Charter Option Term (Year)				2 years
Due from Related Parties, Total								$ 75,000
Percentage of Profit Share Per Day Over Fixed Amount				50.00%
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day				$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day				15,750
Central Ship Chartering [Member] | Revenue Backlog [Member]
Charter Rate Per Day				$ 15,949